Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Compensation [Abstract]
Schedule of Company’s Stock Option Activity

The summary of the Company’s stock option activity is as follows:

	Number of Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life
Outstanding at December 31, 2024	329,395	$51.30	5.4
Granted	8,080	9.60	10
Exercised	-	-	-
Forfeited/Expired/Cancelled	(114,840)	50.39	-
Outstanding at September 30, 2025	222,635	$50.28	4.4
Exercisable at September 30, 2025	180,146	$51.85	4.4

The summary of the Company’s stock option activity is as follows:

	Number of Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life
Outstanding at December 31, 2023	369,092	$49.20	6.1
Granted	-	-	-
Exercised	-	-	-
Forfeited/Expired/Cancelled	(39,698)	$30.90	-
Outstanding at December 31, 2024	329,395	$51.30	5.4
Exercisable at December 31, 2024	276,060	$51.30	5.4

Schedule of Company’s Restricted Stock Unit Activity

The summary of the Company’s restricted stock unit activity is as follows:

		Weighted- Average	Weighted- Average
	Number of	Grant Date	Remaining
	Shares	Fair Value	Vesting Period
Unvested at December 31, 2024	739	$48.90	0.2
Granted	16,667	9.60	2.6
Vested	(142)	48.90	—
Forfeited/Expired/Cancelled	(597)	48.90	—
Unvested at September 30, 2025	16,667	$9.60	2.4

The summary of the Company’s restricted stock unit activity is as follows:

	Number of Shares	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Vesting Period
Outstanding at December 31, 2023	3,124	$48.90	1.2
Granted	—	—	—
Vested	(2,386)	48.90	—
Forfeited	—	—	—
Outstanding at December 31, 2024	738	$48.90	0.2

Schedule of Recorded Stock-Based Compensation Expense

The summary of the recorded stock-based compensation expense is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024

Research and development	$4	$11	$22	$62
General and administrative	282	404	1,136	1,469
Total stock-based compensation	$286	$415	$1,158	$1,531

The summary of the recorded stock-based compensation expense is as follows:

	Years ended December 31,
	2024	2023
Research and development	$72	$118
General and administrative	1,855	2,187
Total stock-based compensation	$1,927	$2,305

Schedule of Fair Value Assumptions of the Stock Options Granted to Employees, Directors and Nonemployees

The assumptions that the Company used to determine the fair value of the stock options granted to employees, directors and nonemployees were as follows:

Year ended December 31, 2023
Risk-free interest rate	3.53%
Expected term (in years)	6.3
Expected volatility	71%
Expected dividend yield	0%